Operating Segments - Dominion Energy (Narrative) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
After- tax net benefits (expenses) for specific items	$ 735
Gain (loss) on investments	308	$ (556)
Operating Segments
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)	370	(1,700)
Operating Segments | Nuclear Decommissioning Trust Funds
Segment Reporting Information [Line Items]
Gain (loss) on investments	281	(579)
Gain (loss) on investments, after tax	208	(450)
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)	592	(963)
After- tax net benefits (expenses) for specific items		944
Contracted Asset | Operating Segments
Segment Reporting Information [Line Items]
Loss Associated with Sale of Kewaunee		649
Loss associated with sale of Kewaunee, after tax		513
Contracted Energy | Operating Segments
Segment Reporting Information [Line Items]
Loss related to economic hedging activities		299
Gain related to economic hedging activities	342
Loss related to economic hedging activities after tax		227
Gain related to economic hedging activities after tax	260
Contracted Energy | Operating Segments | Nuclear Decommissioning Trust Funds
Segment Reporting Information [Line Items]
Gain (loss) on investments, after tax	178	392
Dominion Energy Virginia | Operating Segments
Segment Reporting Information [Line Items]
Charge associated with storm damage and service restoration, after tax		70
Charges for Dismantling cost		42
Charges for Dismantling cost, after tax		31
Charge in connection with comprehensive settlement agreement for fuel expenses		191
Charge in connection with comprehensive settlement agreement for fuel expenses, after-tax		142
Charge for RGGI compliance cost		180
Charge for RGGI compliance cost, after tax		134
Charge for amortization of a regulatory asset, 2021 Triennial Review	122	122
Charge for amortization of a regulatory asset, 2021 Triennial Review, after tax	91	91
Charge associated with storm damage and service restoration		94
Dominion Energy Virginia | Operating Segments | Nuclear Decommissioning Trust Funds
Segment Reporting Information [Line Items]
Gain (loss) on investments, after tax	30	$ (58)
Dominion Energy Virginia | Operating Segments | Deferred rider costs for Virginia electric utility
Segment Reporting Information [Line Items]
Charge for the write-off of certain previously deferred amounts	36
Charge for the write-off of certain previously deferred amounts, after tax	27
Dominion Energy South Carolina Inc | Operating Segments
Segment Reporting Information [Line Items]
Benefit related to real estate transactions	31
Benefit related to real estate transactions, after tax	$ 23